Hedging (Deferred Net Gains (Losses) in AOCI expected to be reclassed into income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Currency Hedge Portfolio
Derivative
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	$ (23,476)
Bunker Fuel Forward Contracts
Derivative
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	6,918
Total
Derivative
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	(16,558)
2013 | Currency Hedge Portfolio
Derivative
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	(23,476)
2013 | Bunker Fuel Forward Contracts
Derivative
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	6,128
2013 | Total
Derivative
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	(17,348)
2014 | Currency Hedge Portfolio
Derivative
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	0
2014 | Bunker Fuel Forward Contracts
Derivative
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	(98)
2014 | Total
Derivative
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	(98)
2015 | Currency Hedge Portfolio
Derivative
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	0
2015 | Bunker Fuel Forward Contracts
Derivative
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	888
2015 | Total
Derivative
Derivative instruments, gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	$ 888